Cover	Dec. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2021
Entity File Number	0-29185
Entity Registrant Name	QS Energy, Inc.
Entity Central Index Key	0001103795
Entity Tax Identification Number	52-2088326
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3606 Challenger Way
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89706
City Area Code	(775)
Local Phone Number	300-7647
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false